Subordinated liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Balance at beginning of year	€ 20,878	€ 23,676	€ 21,382
Balance at end of year	21,686	20,878	23,676
Financial liabilities at amortised cost
Financial instruments
Balance at beginning of year	21,062	23,820
Net inclusion of entities in the Group	0	0	0
Placements	4,075	1,056	3,266
Redemptions and repurchases	(2,838)	(4,009)	(1,259)
Exchange differences and other movements	(429)	155	287
Balance at end of year	21,880	21,062	23,820
Net issuances, redemptions and repurchases	1,237
Interest paid in remuneration of issuances	942
Financial liabilities at amortised cost | Banco Santander - Chile
Financial instruments
Placements	353	0	0
Financial liabilities at amortised cost | Banco Santander Mexico S.a. Institucion De Banca Multiple Grupo Financiero Santander Mexico
Financial instruments
Placements	0	0	281
Redemptions and repurchases	0	(69)	(125)
Financial liabilities at amortised cost | Santander Bank Polska
Financial instruments
Placements	0	0	235
Financial liabilities at amortised cost | Santander UK plc
Financial instruments
Redemptions and repurchases	(740)	(16)	(313)
Financial liabilities at amortised cost | Santander UK Group Holdings plc
Financial instruments
Redemptions and repurchases	(316)	0	0
Financial liabilities at amortised cost | Santander Bank N.A.
Financial instruments
Redemptions and repurchases	(111)	(19)	(163)
Financial liabilities at amortised cost | Banco Santander (Brasil) S.A.
Financial instruments
Redemptions and repurchases	0	(124)	(61)
Financial liabilities at amortised cost | Santander Holding USA Inc.
Financial instruments
Redemptions and repurchases	0	0	(195)
Financial liabilities at amortised cost | Banco Santander, S.A.
Financial instruments
Placements	3,722	1,056	2,750
Redemptions and repurchases	€ (1,671)	€ (3,782)	€ (401)